UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21196 and 811-21299

Name of Fund:  BBIF Money Fund and Master Money LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2019

Date of reporting period: 06/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) June 30, 2018	BBIF Money Fund (Percentages shown are based on Net Assets)

Security	Value
Investment Companies — 100.0%

Master Money LLC	$2,054,404,391

Total Investments — 100.0% (Cost: $2,054,404,456)	2,054,404,391

Liabilities in Excess of Other Assets — (0.0)%	(530,209)

Net Assets — 100.0%	$2,053,874,182

BBIF Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2018, the value of the investment and the percentage owned by the Fund of the Master LLC was $2,054,404,391 and 19.6%, respectively.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) June 30, 2018	Master Money LLC (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations — 46.4%
Federal Farm Credit Bank Discount Notes(a):
1.54%, 08/10/18	USD	8,825	$8,810,095
2.26%, 04/12/19		15,835	15,556,700
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.10%), 2.00%, 07/25/19		45,500	45,480,786
(LIBOR USD 1 Month - 0.05%), 2.02%, 06/15/20		54,805	54,801,912
Federal Home Loan Bank Discount Notes(a):
1.81%, 07/06/18		24,165	24,158,959
1.86%, 07/10/18		94,395	94,351,147
1.85%, 07/11/18		96,300	96,250,566
1.87%, 07/18/18		152,235	152,101,209
1.86%, 07/20/18		376,185	375,817,161
1.86%, 07/25/18		169,245	169,035,249
1.86%, 08/01/18		186,000	185,702,819
1.89%, 08/02/18		47,000	46,921,040
1.90%, 08/03/18		61,705	61,597,813
1.89%, 08/08/18		102,040	101,837,615
1.90%, 08/15/18		18,415	18,371,380
1.88%, 08/17/18		100,000	99,755,208
1.91%, 08/20/18		10,105	10,078,334
1.90%, 08/22/18		137,540	137,163,522
1.94%, 08/29/18		22,440	22,369,389
1.95%, 09/05/18		25,000	24,911,221
1.94%, 09/07/18		76,585	76,305,805
1.94%, 09/19/18		186,045	185,249,556
1.97%, 09/21/18		102,365	101,907,997
2.02%, 10/19/18		154,960	154,013,022
2.02%, 10/22/18		10,390	10,324,774
2.02%, 10/24/18		4,095	4,068,838
Federal Home Loan Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.14%), 1.87%, 07/05/18		117,190	117,190,000
(LIBOR USD 1 Month - 0.04%), 2.01%, 07/09/18		133,000	133,000,000
(LIBOR USD 1 Month - 0.15%), 1.95%, 07/27/18		74,485	74,485,000
(LIBOR USD 1 Month - 0.15%), 1.93%, 08/15/18		41,950	41,950,000
(LIBOR USD 1 Month - 0.15%), 1.94%, 08/22/18		101,780	101,780,034
(LIBOR USD 1 Month - 0.12%), 1.89%, 10/03/18		87,500	87,500,000
(LIBOR USD 1 Month - 0.13%), 1.94%, 10/15/18		99,225	99,225,000
(LIBOR USD 1 Month - 0.14%), 1.96%, 10/26/18		42,250	42,250,000
(LIBOR USD 1 Month - 0.10%), 1.88%, 11/01/18		88,500	88,500,000
(LIBOR USD 1 Month - 0.10%), 1.90%, 11/02/18		228,000	228,000,000
(LIBOR USD 1 Month - 0.15%), 1.91%, 11/14/18		102,495	102,495,000
(LIBOR USD 1 Month - 0.13%), 1.96%, 11/16/18		150,000	150,000,000
(LIBOR USD 1 Month - 0.07%), 2.01%, 12/19/18		100,000	100,000,000
(LIBOR USD 1 Month - 0.14%), 1.95%, 01/08/19		69,610	69,610,000
(LIBOR USD 1 Month - 0.09%), 2.00%, 01/25/19		90,145	90,145,000
(LIBOR USD 1 Month - 0.13%), 1.97%, 01/28/19		51,035	51,035,000
(LIBOR USD 1 Month - 0.07%), 1.98%, 02/11/19		24,545	24,550,341
(LIBOR USD 1 Month - 0.12%), 1.98%, 02/25/19		63,920	63,920,000
(LIBOR USD 1 Month - 0.12%), 1.97%, 03/25/19		131,205	131,205,000
(LIBOR USD 1 Month - 0.12%), 1.89%, 06/04/19		88,165	88,165,000
(LIBOR USD 3 Month - 0.16%), 2.17%, 06/12/19		36,635	36,625,964
(LIBOR USD 3 Month - 0.16%), 2.17%, 06/20/19		88,270	88,270,000
(LIBOR USD 1 Month - 0.08%), 1.97%, 07/11/19		143,010	143,010,000
(LIBOR USD 1 Month - 0.08%), 2.02%, 08/27/19		80,260	80,260,000
(LIBOR USD 3 Month - 0.14%), 2.19%, 12/19/19		45,895	45,895,000
(LIBOR USD 1 Month - 0.04%), 2.05%, 04/17/20		63,900	63,900,000
Federal Home Loan Mortgage Corp. Discount Notes(a):
1.80%, 07/26/18		100,000	99,875,695
1.90%, 08/20/18		79,145	78,937,244

Security		Par (000)	Value
Federal Home Loan Mortgage Corp. Notes,
0.88%, 10/12/18	USD	69,400	$69,254,052

Total U.S. Government Sponsored Agency Obligations — 46.4% (Cost: $4,867,975,447)			4,867,975,447

U.S. Treasury Obligations — 23.6%
U.S. Treasury Bills(a):
1.59%, 07/12/18		150,000	149,927,812
1.50%, 07/19/18		138,025	137,922,328
1.64%, 08/02/18		175,670	175,416,254
1.69%, 08/09/18		190,915	190,568,708
1.78%, 08/16/18		86,425	86,230,349
1.84%, 08/23/18		119,055	118,735,999
1.87%, 09/13/18		48,685	48,499,648
1.97%, 09/20/18		500,000	497,806,250
1.91%, 09/27/18		208,000	207,036,498
2.01%, 10/25/18		122,225	121,443,020
2.09%, 12/06/18		100,000	99,091,500
2.11%, 12/27/18		390,120	386,075,593
2.33%, 06/20/19		14,970	14,635,109
U.S. Treasury Notes:
1.38%, 07/31/18		59,740	59,732,736
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 2.08%, 07/31/18(b)		180,000	180,016,263
1.13%, 01/31/19		9,880	9,822,897

Total U.S. Treasury Obligations — 23.6% (Cost: $2,482,960,964)			2,482,960,964

Total Repurchase Agreements — 26.9% (Cost: $2,823,130,000)			2,823,130,000

Total Investments — 96.9% (Cost: $10,174,066,411)			10,174,066,411

Other Assets Less Liabilities — 3.1%			325,215,638

Net Assets — 100.0%			$10,499,282,049

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

1

Schedule of Investments (unaudited) (continued) June 30, 2018	Master Money LLC

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	2.05%	06/29/18	07/02/18	$150,000	$150,000	$150,025,625	U.S. Treasury Obligations, 0.13% to 5.00%, due 10/31/18 to 02/15/45	$152,988,300	$153,000,038
Bank of Nova Scotia (The)	2.10	06/29/18	07/02/18	50,000	50,000	50,008,750	U.S. Treasury Obligations, 2.13% to 8.75%, due 08/15/20 to 02/15/41	39,853,100	51,009,023
BNP Paribas SA	2.10	06/29/18	07/02/18	180,000	180,000	180,031,500	U.S. Treasury Obligations, 0.00% to 3.88%, due 08/15/19 to 02/15/44	202,172,370	183,600,000
Citigroup Global Markets, Inc.	2.10	06/29/18	07/02/18	225,000	225,000	225,039,375	U.S. Treasury Obligations, 1.63%, due 06/30/20 to 02/15/26	247,850,700	229,500,067
	2.12	06/29/18	07/02/18	10,000	10,000	10,001,767	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.00%, due 08/15/18 to 10/15/47	10,605,518	10,200,000

Total Citigroup Global Markets, Inc.					$235,000				$239,700,067
Federal Reserve Bank of New York	1.75	06/29/18	07/02/18	320,000	320,000	320,046,667	U.S. Treasury Obligation, 3.13%, due 02/15/43	308,291,400	320,046,761
Goldman Sachs & Co. LLC	2.00	06/27/18	07/03/18	188,130	188,130	188,192,710	U.S. Government Sponsored Agency Obligations, 3.00% to 6.00%, due 11/15/23 to 05/20/48	212,589,576	191,892,600
HSBC Securities USA, Inc.	1.91	06/26/18	07/03/18	51,500	51,500	51,519,126	U.S. Treasury Obligation, 0.13%, due 04/15/21	50,485,000	52,532,780
	1.94	06/27/18	07/03/18	58,500	58,500	58,518,915	U.S. Treasury Obligations, 0.13%, due 04/15/21 to 04/15/22	57,946,800	59,671,208
	1.95	06/28/18	07/05/18	104,000	104,000	104,039,433	U.S. Treasury Obligation, 0.13%, due 04/15/22	105,160,000	106,083,982

Total HSBC Securities USA, Inc.					$214,000				$218,287,970

2

Schedule of Investments (unaudited) (continued) June 30, 2018	Master Money LLC

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
JP Morgan Securities LLC	2.10%		06/29/18	07/02/18	$10,000	$10,000	$10,001,750	U.S. Treasury Obligation, 3.63%, due 02/15/21	$9,815,000	$10,200,125
	2.12		06/29/18	07/02/18	175,000	175,000	175,030,917	U.S. Government Sponsored Agency Obligations, 3.00% to 10.50%, due 10/01/18 to 07/01/48	743,704,958	180,251,213
	2.26	(a)	06/29/18	08/06/18	268,500	268,500	269,140,592	U.S. Government Sponsored Agency Obligations, 3.00% to 10.00%, due 02/15/21 to 04/20/48	505,168,648	273,871,913

Total JP Morgan Securities LLC						$453,500				$464,323,251
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.00		06/27/18	07/03/18	27,500	27,500	27,509,167	U.S. Government Sponsored Agency Obligation, 4.00%, due 08/01/47	29,870,379	28,325,000
	2.12		06/29/18	07/02/18	21,000	21,000	21,003,710	U.S. Government Sponsored Agency Obligations, 3.46% to 4.33%, due 01/20/64 to 05/20/68	21,515,924	21,420,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$48,500				$49,745,000
Mizuho Securities USA LLC	2.12		06/29/18	07/02/18	50,000	50,000	50,008,833	U.S. Treasury Obligation, 2.88%, due 05/15/28	50,671,500	51,000,086
Natixis SA	2.10	(b)	06/29/18	07/02/18	200,000	200,000	200,035,000	U.S. Treasury Obligations, 0.00% to 6.88%, due 10/15/18 to 11/15/47	204,915,000	204,000,011
	2.12	(b)	06/29/18	07/02/18	104,000	104,000	104,018,373	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.13% to 6.88%, due 04/15/19 to 02/20/48	217,069,612	106,964,260

Total Natixis SA						$304,000				$310,964,271
Societe Generale SA	1.97		06/08/18	07/19/18	50,000	50,000	50,112,181	U.S. Treasury Obligations, 0.00% to 2.75%, due 09/20/18 to 11/15/42	71,951,279	51,000,000
TD Securities USA LLC	2.10		06/29/18	07/02/18	120,000	120,000	120,021,000	U.S. Treasury Obligations, 0.63% to 3.38%, due 06/30/18 to 08/15/26	124,412,400	122,400,014
	2.12		06/29/18	07/02/18	325,000	325,000	325,057,417	U.S. Government Sponsored Agency Obligations, 3.50% to 4.50%, due 06/15/42 to 08/20/47	524,527,967	334,122,900

Total TD Securities USA LLC						$445,000				$456,522,914

3

Schedule of Investments (unaudited) (continued) June 30, 2018	Master Money LLC

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Wells Fargo Securities LLC	1.92%	06/27/18	07/03/18	$76,000	$76,000	$76,024,320	U.S. Government Sponsored Agency Obligations, 2.50% to 5.00%, due 12/01/19 to 06/12/48	$80,075,969	$78,279,576
	1.93	06/28/18	07/05/18	59,000	59,000	59,022,141	U.S. Government Sponsored Agency Obligations, 2.50% to 6.00%, due 12/28/20 to 06/12/48	61,090,592	60,770,947

Total Wells Fargo Securities LLC					$135,000				$139,050,523

Total					$2,823,130				$2,880,142,504

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

Currency

USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$10,174,066,411	$—	$10,174,066,411

(a)	See above Schedule of Investments for values in each security type.

During the period ended June 30, 2017, there were no transfers between levels.

4

Item 2 – Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Money Fund and Master Money LLC

Date: August 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Money Fund and Master Money LLC

Date: August 22, 2018